Summary of significant accounting policies (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Additional Paid-In Capital	$ 32,619,000		$ 32,505,000	$ 18,468,000
Accumulated deficit	(47,506,000)		(44,950,000)	(26,223,000)
Net Loss	$ (2,556,000)	$ (2,246,000)	$ (18,700,000)	$ (16,823,000)
Net loss per share - Basic and diluted	$ (2.86)	$ (3.11)	$ (22.90)	$ (23.36)
As Restated [Member]
Convertible note, net		$ 5,570,000
Additional Paid-In Capital		20,961,000
Accumulated deficit		(28,470,000)
Net Loss		$ (2,246,000)
Net loss per share - Basic and diluted		$ (3.11)
Adjustments [Member]
Convertible note, net		$ (739,000)
Additional Paid-In Capital		1,232,000
Accumulated deficit		(493,000)
Net Loss		$ (246,000)
Net loss per share - Basic and diluted		$ (0.34)
As Previously Reported [Member]
Convertible note, net		$ 6,309,000
Additional Paid-In Capital		19,729,000
Accumulated deficit		(27,977,000)
Net Loss		$ (2,000,000)
Net loss per share - Basic and diluted		$ (2.77)